UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23084

Series Portfolios Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
 (Address of principal executive offices) (Zip code)

John Hedrick, President
Series Portfolios Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6047
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2017

Date of reporting period:  April 30, 2017

Item 1. Report to Stockholders.

Highmore Managed Volatility Fund

Institutional Class – hmvzx

Semi-Annual Report

April 30, 2017

HIGHMORE MANAGED VOLATILITY FUND

Expense Example (Unaudited)
April 30, 2017

As a shareholder of the Highmore Managed Volatility Fund (the “Fund”), you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other fund specific expenses. The expense example is intended to help the shareholder understand ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the most recent six-month period.

The Actual Expenses comparison provides information about actual account values and actual expenses. A shareholder may use the information in this line, together with the amount invested, to estimate the expenses paid over the period. A shareholder may divide his/her account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses paid on his/her account during this period.

The Hypothetical Example for Comparison Purposes provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period. A shareholder may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemptions fees or exchange fees. Therefore, the Hypothetical Example for Comparisons Purposes is useful in comparing ongoing costs only, and will not help to determine the relevant total costs of owning different funds.  In addition, if these transactional costs were included, shareholder costs would have been higher.

	Annualized Net	Beginning	Ending	Expenses Paid
	Expense Ratio	Account Value	Account Value	During Period(1)
	(4/30/17)	(12/14/16)	(4/30/17)	(12/14/16 to 4/30/17)
Institutional Class
Actual(2)(3)	2.26%	$1,000.00	$ 962.00	$8.33
Hypothetical Example for
Comparison Purposes
(5% return before expenses)(4)	2.26%	$1,000.00	$1,010.28	$8.53

(1)	Expenses are equal to the Fund’s annualized expense ratio for the period multiplied by the average account value over the period, multiplied by 137/365 to reflect the since inception period.
(2)	Based on the actual returns for the period from inception through April 30, 2017 of -3.80%.
(3)	Excluding broker expenses, your actual cost of investing would be $8.28.
(4)	Excluding broker expenses, your hypothetical cost of investing would be $8.49.

HIGHMORE MANAGED VOLATILITY FUND

Schedule of Investments (Unaudited)
April 30, 2017

	Shares	Value
SHORT-TERM INVESTMENTS – 80.46%
The Treasury Portfolio, Institutional Share Class, 0.63% (a)(b)	51,746,125	$51,746,125
Total Short-Term Investments
(Cost $51,746,125)		51,746,125
Total Net Investments
(Cost $51,746,125) – 80.46%		51,746,125
Other Assets in Excess of Liabilities – 19.54%		12,569,494
Total Net Assets – 100.00%		$64,315,619

(a)	The rate quoted is the annualized seven-day yield as of April 30, 2017.
(b)	All or a portion of the shares have been committed as collateral for forward currency exchange contracts, swap contacts, and open futures contracts.

The accompanying notes are an integral part of these financial statements.

HIGHMORE MANAGED VOLATILITY FUND

Schedule of Forward Currency Exchange Contracts* (Unaudited)
April 30, 2017

							Unrealized
Settlement	Currency to		USD Value at	Currency to		USD Value at	Appreciation
Date	be Delivered		April 30, 2017	be Received		April 30, 2017	(Depreciation)**
6/21/17	5,378,000	AUD	$4,023,106	4,026,831	USD	$4,026,831	$3,725
6/21/17	1,336,695	USD	1,336,695	1,775,000	AUD	1,327,820	(8,875)
6/2/17	1,506,000	BRL	470,117	480,343	USD	480,343	10,226
6/2/17	2,565,126	USD	2,565,126	8,181,000	BRL	2,553,802	(11,324)
6/21/17	9,734,000	CAD	7,136,876	7,193,789	USD	7,193,789	56,913
6/21/17	389,000	CHF	392,308	388,668	USD	388,668	(3,640)
6/21/17	392,361	USD	392,361	389,000	CHF	392,308	(53)
6/21/17	92,385,000	CZK	3,762,444	3,680,585	USD	3,680,585	(81,859)
6/21/17	434,981	USD	434,981	10,653,000	CZK	433,851	(1,130)
6/21/17	1,885,000	EUR	2,059,112	2,015,507	USD	2,015,507	(43,605)
6/21/17	2,064,226	USD	2,064,226	1,885,000	EUR	2,059,112	(5,114)
6/21/17	590,000	GBP	765,387	731,754	USD	731,754	(33,633)
6/21/17	5,431,037	USD	5,431,037	4,230,000	GBP	5,487,435	56,398
6/21/17	1,885,000	ILS	521,389	516,090	USD	516,090	(5,299)
6/21/17	77,051	USD	77,051	283,000	ILS	78,278	1,227
6/21/17	70,302,000	JPY	632,055	633,670	USD	633,670	1,615
6/21/17	1,657,410	USD	1,657,410	186,674,000	JPY	1,678,304	20,894
6/21/17	26,241,000	NOK	3,058,230	3,061,103	USD	3,061,103	2,873
6/21/17	4,395,000	NZD	3,013,451	3,042,566	USD	3,042,566	29,115
6/21/17	67,280,000	RUB	1,167,189	1,178,490	USD	1,178,490	11,301
6/21/17	940,779	USD	940,779	56,424,000	RUB	978,857	38,078
6/21/17	16,467,000	SEK	1,864,558	1,882,356	USD	1,882,356	17,798
6/21/17	1,891,402	USD	1,891,402	16,618,000	SEK	1,881,656	(9,746)
6/21/17	512,000	TRY	141,869	138,780	USD	138,780	(3,089)
6/21/17	146,581	USD	146,581	546,000	TRY	151,290	4,709
6/21/17	3,753,619	USD	3,753,619	72,153,000	MXN	3,797,836	44,217
6/21/17	1,631,217	USD	1,631,217	21,533,000	ZAR	1,596,120	(35,097)
			$51,330,576			$51,387,201	$56,625

AUD – Australian Dollar	MXN – Mexican Peso
BRL – Brazilian Real	NOK – Norwegian Krone
CAD – Canadian Dollar	NZD – New Zealand Dollar
CHF – Swiss Franc	RUB – Russian Ruble
CZK – Czech Koruna	SEK – Swedish Krona
EUR – Euro	TRY – Turkish Lira
GBP – British Pound	USD – U.S. Dollar
ILS – Israeli New Shekel	ZAR – South African Rand
JPY – Japanese Yen

*	State Street Global Markets is the counterparty for all open forward currency exchange contracts held by the Fund as of April 30, 2017.
**	Net unrealized appreciation (depreciation) is a receivable (payable).

The accompanying notes are an integral part of these financial statements.

HIGHMORE MANAGED VOLATILITY FUND

Schedule of Swap Contracts (Unaudited)
April 30, 2017

				Unrealized
Termination			Notional	Appreciation
Date	Security	Shares	Amount	(Depreciation)*	Counterparty
LONG TOTAL RETURN SWAP CONTRACTS
6/8/17	KOSPI 200 Index
	Futures Contracts	78	$4,933,694	$(19,991)	Morgan Stanley

SHORT TOTAL RETURN SWAP CONTRACTS
6/14/17	The Sao Paulo Stock
	Exchange Index
	(Ibovespa or
	Bovespa Index)
	Futures Contracts	(22)	(458,361)	2,715	Morgan Stanley
6/16/17	The Swiss Market Index
	Futures Contracts	(35)	(3,077,186)	(5,460)	Morgan Stanley
				$(22,736)

*  Based on the net swap value held at each counterparty, unrealized appreciation (depreciation) is a receivable (payable).

The accompanying notes are an integral part of these financial statements.

HIGHMORE MANAGED VOLATILITY FUND

Schedule of Open Futures Contacts (Unaudited)
April 30, 2017

		Number of
		Contracts		Unrealized
		Purchased	Notional	Appreciation
Expiration Date	Issue	(Sold)	Amount	(Depreciation)*
LONG FUTURES CONTRACTS
6/8/17	10 Year Euro Bund German
	Government Bonds	58	$10,221,172	$60,697
6/8/17	10 Year Euro OAT French
	Government Bonds	2	326,442	1,447
6/28/17	10 Year Gilt British Government Bonds	99	16,447,428	45,976
6/21/17	10 Year U.S. Treasury Notes	1	125,719	381
5/17/17	CBOE Volatility Index (VIX)	500	6,137,500	(779,015)
6/16/17	FTSE 100 Index	40	3,712,050	(42,016)
6/15/17	FTSE/JSE Top 40 Index	38	1,351,891	40,730
6/16/17	FTSE/MIB Index	14	1,546,753	65,792
5/29/17	Hang Seng Index	7	1,105,164	3,760
5/19/17	IBEX 35 Index	6	701,161	29,624
6/8/17	Nikkei 225 Index	12	2,066,831	(6,055)
6/15/17	SPI 200 Index	21	2,324,519	40,820

SHORT FUTURES CONTRACTS
6/15/17	10 Year Australian Commonwealth
	Treasury Bonds	(80)	(7,770,697)	(33,793)
6/21/17	10 Year Canadian Government Bonds	(57)	(5,827,567)	(82,913)
6/8/17	10 Year Euro BTP Italian
	Government Bonds	(71)	(10,186,499)	(68,955)
6/16/17	E-mini S&P 500 Index	(22)	(2,618,550)	(7,360)
6/16/17	Euro STOXX 50 Index	(17)	(649,616)	1,297
6/16/17	German Stock Index (DAX)	(2)	(679,043)	(30,544)
6/16/17	Mexican Stock Exchange Price
	and Quotation Index (MEX BOLSA)	(32)	(837,888)	8,441
6/16/17	NASDAQ 100 E-Mini Index	(19)	(2,120,590)	(84,037)
5/19/17	OMX Stockholm 30 Index	(53)	(968,173)	(27,044)
5/25/17	SGX Nifty 50 Index	(55)	(1,026,740)	(3,941)
				$(866,708)

*	Net unrealized appreciation (depreciation) is a receivable (payable).

The accompanying notes are an integral part of these financial statements.

HIGHMORE MANAGED VOLATILITY FUND

Statement of Assets and Liabilities (Unaudited)
April 30, 2017

ASSETS:
Investments, at value (Cost $51,746,125)	$51,746,125
Cash	7,745,959
Cash held in foreign currency (Cost $158,581)	158,597
Deposits at broker	5,829,896
Receivable for investments sold	4,472,723
Receivable for forward currency exchange contracts	56,625
Interest receivable	28,372
Receivable for fund shares issued	6,500
Prepaid expenses and other receivables	24,235
Total assets	70,069,032

LIABILITIES:
Payable for swap contracts	22,736
Payable for futures contracts	866,708
Payable for investments purchased	4,416,772
Payable to brokers	241,606
Payable to the investment adviser	123,955
Payable for administration and fund accounting fees	21,563
Payable for transfer agent fees	8,654
Payable for compliance fees	3,166
Payable for trustees’ fees	2,459
Payable for custody fees	47
Accrued expenses and other liabilities	45,747
Total liabilities	5,753,413

NET ASSETS	$64,315,619

The accompanying notes are an integral part of these financial statements.

HIGHMORE MANAGED VOLATILITY FUND

Statement of Assets and Liabilities (Unaudited) – Continued
April 30, 2017

NET ASSETS CONSISTS OF:
Paid-in capital	$66,542,938
Accumulated undistributed net investment loss	(306,566)
Accumulated undistributed net realized loss on investments, written option contracts expired or closed, swap contracts, futures contracts,
forward currency exchange contracts, and foreign currency transactions	(1,087,950)
Net unrealized appreciation (depreciation) on:
Forward currency exchange contracts	56,625
Swap contracts	(22,736)
Futures contracts	(866,708)
Foreign currency translation	16
Net unrealized depreciation	(832,803)
Total net assets	$64,315,619

Institutional
Class
Net assets	$64,315,619
Shares issued and outstanding(1)	6,685,851
Net asset value and offering price per share(2)	$9.62

(1)	Unlimited shares authorized without par value.
(2)	The redemption price per share may vary based on the length of time a shareholder holds Fund shares.

The accompanying notes are an integral part of these financial statements.

HIGHMORE MANAGED VOLATILITY FUND

Statement of Operations (Unaudited)
For the Period Inception Through April 30, 2017(1)

INVESTMENT INCOME:
Interest	$59,016
Total investment income	59,016

EXPENSES:
Investment advisory fees (See note 3)	290,931
Administration and fund accounting fees (See note 3)	47,945
Professional fees	26,635
Transfer agent fees (See note 3)	21,635
Federal and state registration fees	17,647
Compliance fees (See note 3)	6,923
Trustees’ fees (See note 3)	4,959
Reports to shareholders	3,939
Custodian fees (See note 3)	3,024
Other	2,177
Broker expenses	1,918
Total expense before reimbursement	427,733
Less: Expense reimbursement by Adviser (See note 3)	(62,151)
Net expenses	365,582
NET INVESTMENT LOSS	(306,566)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on:
Investments	(544,732)
Written option contracts expired or closed	49,985
Forward currency exchange contracts	80
Swap contracts	102,505
Future contracts	(718,696)
Foreign currency transactions	22,908
Net realized loss	(1,087,950)
Change in unrealized appreciation (depreciation) on:
Forward currency exchange contracts	56,625
Swap contracts	(22,736)
Future contracts	(866,708)
Foreign currency translations	16
Net change in unrealized depreciation	(832,803)
Net realized and net change in unrealized loss on investments	(1,920,753)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,227,319)

(1)	Inception date of the Fund was December 14, 2016.

The accompanying notes are an integral part of these financial statements.

HIGHMORE MANAGED VOLATILITY FUND

Statement of Changes in Net Assets

For the
Period Ended
April 30, 2017(1)
(Unaudited)
OPERATIONS:
Net investment loss	$(306,566)
Net realized loss on investments, written option contracts expired or closed, swap contracts, futures contracts, forward currency exchange contracts,
and foreign currency transactions	(1,087,950)
Net change in unrealized depreciation on investments, forward currency exchange
contracts, swap contracts, futures contracts, and foreign currency translations	(832,803)
Net decrease in net assets resulting from operations	(2,227,319)

CAPITAL SHARE TRANSACTIONS:
Net increase in net assets resulting from capital share transactions(2)	66,542,938

NET INCREASE IN NET ASSETS	64,315,619

NET ASSETS:
Beginning of period	—
End of period, including accumulated undistributed
net investment loss of $(306,566)	$64,315,619

(1)	Inception date of the Fund was December 14, 2016.
(2)	A summary of capital share transactions is as follows:

SHARES TRANSACTIONS:	Shares	Dollar Amounts
Issued	6,759,251	$67,273,674
Issued to holders in reinvestments of dividends	—	—
Redeemed	(73,400)	(730,736)
Net increase in shares outstanding	6,685,851	$66,542,938

The accompanying notes are an integral part of these financial statements.

HIGHMORE MANAGED VOLATILITY FUND

Financial Highlights

For the Period
Inception through
April 30, 2017(1)
(Unaudited)
PER SHARE DATA(2):

Net asset value, beginning of period	$10.00

INVESTMENT OPERATIONS:
Net investment loss(3)	(0.07)
Net realized and unrealized loss on investments	(0.31)
Total from investment operations	(0.38)
Net asset value, end of period	$9.62

TOTAL RETURN(4)	(3.80)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$64,316
Ratio of gross expenses to average net assets:
Before expense reimbursement(5)	2.64%
After expense reimbursement(5)	2.26%
Ratio of broker expenses to average net assets(5)	0.01%
Ratio of operating expenses to average net assets
excluding broker expenses (after expense waiver)(5)	2.25%
Ratio of net investment loss to average net assets(5)	(1.90)%
Portfolio turnover rate(4)(6)	—%

(1)	Inception date of the Fund was December 14, 2016.
(2)	For a share outstanding for the entire period.
(3)	Calculated based on average shares outstanding during the period.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)
The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments, short-term options, forward currency contracts, swap contracts and futures contracts). The denominator includes the average fair value of long positions throughout the period.

The accompanying notes are an integral part of these financial statements.

HIGHMORE MANAGED VOLATILITY FUND

Notes to the Financial Statements (Unaudited)
April 30, 2017

1.  ORGANIZATION

Series Portfolios Trust (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated July 27, 2015. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Highmore Managed Volatility Fund (the “Fund”) is a “diversified company” as that term is defined in the 1940 Act. The Fund’s investment advisor, Highmore Group Advisors, LLC ( the “Advisor”) is responsible for providing management oversight, investment advisory services, for the day-to-day management of the Fund’s assets, for selecting additional sub-advisors, and allocating assets to each Sub-Advisor, as well as compliance, sales, marketing, and operations services to the Fund.

The primary investment objective of the Fund seeks to maximize long-term, risk-adjusted total return while maintaining low correlation to the U.S. equity markets. The Fund’s secondary objective is to provide stability through varied economic and market cycles. The Fund commenced operations on December 14, 2016. Organizational costs consist of costs incurred to establish the Fund and enable it to legally do business. These expenses were borne by the Advised. The Fund is an investment company and accordingly follows the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Board Codification Topic 946 Financial Services – Investment Companies. The Fund does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment advisor with any other series of the Trust.

The Fund offers two share classes – the Institutional Class and the Advisor Class. As of April 30, 2017, the Advisor Class was not yet available. Institutional Class shares have no front end sales load, no deferred sales charge, no redemption fee, and no 12b-1 fee. The Institutional Class shares are subject to a shareholder servicing fee of up to 0.10% of average daily net assets.

The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A.  Investment Valuation – The following is a summary of the Fund’s pricing procedures.  It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund.  Equity securities, including common stocks and real estate investment trust (“REITS”) that are traded on a national securities exchange, except those listed on the NASDAQ Global Market®, NASDAQ Global Select Market® and the NASDAQ Capital Market® exchanges (collectively “NASDAQ”), are valued at the last reported sale price on that exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange traded or NASDAQ security does not trade, then the mean between the most recent bid and asked prices will be used.  All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

HIGHMORE MANAGED VOLATILITY FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2017

Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded.  If the composite mean price is not available, models such as Black-Scholes can be used to value the options.  On the last trading day prior to expiration, expiring options may be priced at intrinsic value.  These securities are categorized in Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported net asset value.

Forward currency contracts maturing in two or fewer days are valued at the spot rate.  Forward Currency contracts maturing in three or more days are valued at the midpoint prices calculated by U.S. Bancorp Fund Services, LLC using an “interpolation” methodology that incorporates foreign-exchange prices obtained from an approved pricing service for standard forward-settlement periods, such as one month, three months, six months and one year.  These securities are categorized in Level 2 of the fair value hierarchy.

Future contracts are valued at the settlement price on the exchange on which they are principally traded.  The settlement price is the average of the prices at which a future contract trades immediately before the close of trading for the day.  Swap contracts on index futures prices are determined by using the same methods used to price the underlying index.  These securities are categorized in Level 2 of the fair value hierarchy.

All other assets of the Fund are valued in such manner as the Board of Trustees, in good faith, deems appropriate to reflect their fair value.

The Fund has adopted authoritative fair value accounting standards which established an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below.

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

HIGHMORE MANAGED VOLATILITY FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2017

The following is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of April 30, 2017:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Short-Term Investments	$51,746,125	$—	$—	$51,746,125
Forward Currency Exchange Contracts*	—	56,625	—	56,625
Total Investments	$51,746,125	$56,625	$—	$51,802,750

Liabilities
Swap Contracts*	$—	$22,736	$—	$22,736
Futures Contracts	—	866,708	—	866,708
Total Investments	$—	$889,444	$—	$889,444

*	Forward currency exchange contracts and swap contracts are valued at the net unrealized appreciation (depreciation) on the instrument by counterparty.

It is the Fund’s policy to record transfers at the end of the reporting period.  For the period ended April 30, 2017, there were no transfers between levels.  The Fund did not have any Level 3 investments during the period.

B.  Transactions with Brokers – The Fund’s deposits at brokers are with multiple securities dealers. The Fund does not require the brokers to maintain collateral in support of the receivables from the brokers. The Fund is required by the brokers to maintain collateral at the brokers or in a segregated account at the Fund’s custodian for derivative instruments. The receivable from brokers on the Statement of Assets and Liabilities represents the collateral for derivative instruments. The Fund may maintain cash deposits at brokers beyond the minimum broker requirements.

The Fund’s written options contracts’, equity swap contracts’ and forward currency exchange contracts’ cash deposits are monitored daily by the Adviser and counterparty. Cash deposits beyond the minimum broker requirements by the Fund would be presented as deposits at brokers on the Statement of Assets and Liabilities. These transactions may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities.

C.  Written Option Contracts – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes (sells) put or call options for hedging purposes, volatility management purposes, or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced daily to reflect the current value of the option written. Refer to Note 2 A. for a pricing description. By writing an option, a Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 A. for a pricing description. Refer to Note 2 P. for further derivative disclosures, and Note 2 N. for further counterparty risk disclosure.

When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes gains or losses if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized appreciation or depreciation on the underlying security,

HIGHMORE MANAGED VOLATILITY FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2017

and the liability related to such option is eliminated. When a written call option is exercised, the premium originally received decreases the cost basis of the security and the Fund realizes gains or losses from the sale of the underlying security. When a written put option is exercised, the cost of the security acquired is decreased by the premium received for the put.

D.  Purchased Option Contracts – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund purchases put or call options for hedging purposes, volatility management purposes, or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. When the Fund purchases an option contract, an amount equal to the premiums paid is included in the Statement of Assets and Liabilities as an investment, and is subsequently priced daily to reflect the value of the purchased option. Refer to Note 2 A. for a pricing description. Refer to Note 2 P. for further derivative disclosures, and Note 2 N. for further counterparty risk disclosure.

When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized appreciation or depreciation on the underlying securities that may be held by the Fund. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, the premium paid for the put option increases the cost of the underlying security and a gain or loss is realized from the sale of the underlying security.

E.  Forward Currency Exchange Contracts – The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may enter into forward contracts for foreign currency hedging purposes, volatility management purposes or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. The Fund may enter into forward currency exchange contracts obligating the Fund to deliver and receive a currency at a specified future date. Forward contracts are valued daily, and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. Refer to Note 2 A. for a pricing description. A realized gain or loss is recorded at the time the forward contract expires. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. Refer to Note 2 N. for further counterparty risk disclosure.

The use of forward currency exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s investment securities. The use of forward currency exchange contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward currency exchange contract would limit the risk of loss due to a decline in the value of a particular currency; however, it would also limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market  risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 P. for further derivative disclosures.

F.  Future Contracts – The Fund may enter into futures contracts traded on domestic and international exchanges, including stock index futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments and 2) the possible absence of a liquid

HIGHMORE MANAGED VOLATILITY FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2017

secondary market for any particular instrument at any time. Refer to Note 2 A. for a pricing description. Refer to Note 2 P. for further derivative disclosures, and Note 2 N. for further counterparty risk disclosure.

G.  Swap Contracts on Index Futures – The Fund is subject to price risk and interest rate risk in the normal course of pursuing its investment objectives. During the period ended April 30, 2017, the Fund entered into both long and short swap contracts on index futures. A long swap contract on index futures entitles the Fund to receive from the counterparty any appreciation on the underlying index, while obligating the Fund to pay the counterparty any depreciation on the underlying index. A short swap contract on index futures obligates the Fund to pay the counterparty any appreciation on the underlying index, while entitling the Fund to receive from the counterparty any depreciation on the underlying index.

Fluctuations in the value of an open contract are recorded daily as net unrealized appreciation or depreciation. The Fund will realize gains or losses upon termination or reset of the contract. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date. Refer to Note 2 A. for a pricing description. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. Refer to Note 2 N. for further counterparty risk disclosure. Additionally, risk may arise from unanticipated movements in the value of the underlying index. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 P. for further derivative disclosures.

H.  Foreign Securities and Currency Translation – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Fund’s investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

I.  Cash and Cash Equivalents – The Fund considers highly liquid short-term fixed income investments purchased with an original maturity of less than three months to be cash equivalents. Cash equivalents are included in short-term investments on the Schedule of Investments as well as in investments on the Statement of Assets and Liabilities. Temporary cash overdrafts are reported as payable to custodian.

HIGHMORE MANAGED VOLATILITY FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2017

J.  Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

K.  Security Transactions, Income and Expenses – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities.

L.  Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. Shareholder servicing fees are expensed at an annual rate of up to 0.10% of average daily net assets of Institutional Class shares (See Note 5). Trust Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

M.  Share Valuation – The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on days which the New York Stock Exchange (“NYSE”) is closed for trading.

N.  Counterparty Risk – The Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor its obligations. The Adviser considers the credit worthiness of each counterparty to a contract in evaluating potential credit risk. The counterparty risk for forward currency exchange contracts to the Fund includes the amount of any net unrealized appreciation on the contract. The counterparty risk for swaps contracts on index futures to the Fund includes the risk of loss of the full amount of any net unrealized appreciation on the contract. Written and purchased options and futures contracts sold on an exchange do not expose the Fund to counterparty risk; however, they are exchange traded and the exchange’s clearinghouse guarantees the options against default. Over-the-counter options counterparty risk includes the risk of loss of the full amount of any net unrealized appreciation.

O.  Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

P.  Derivatives – The Fund may utilize derivative instruments such as options, swaps, futures, forward contracts and other instruments with similar characteristics to the extent that they are consistent with the Fund’s respective investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities. Derivatives also may create leverage which will amplify the effect of their performance on the Fund and may produce significant losses.

HIGHMORE MANAGED VOLATILITY FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2017

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Fund’s Statement of Assets and Liabilities and Statement of Operations. For the period ended April 30, 2017, the Fund’s average derivative volume is described below:

	Average	Average
	Quantity	Notional Value
Purchased Option Contracts	68	$16,350,000
Written Option Contracts*	2	$350,000
Forward Currency Exchange Contracts	15	$15,919,991
Long Total Return Swap Contracts	17	$1,211,360
Short Total Return Swap Contracts	17	$747,854
Long Futures Contracts	336	$14,031,108
Short Futures Contracts	171	$12,680,565

*	Refer to Note 7 for additional information on written option activity.

Statements of Assets and Liabilities

Fair values of derivative instruments as of April 30, 2017:

	Asset Derivatives
	Statements of Assets
Derivatives	and Liabilities Location	Fair Value
Foreign Exchange Contracts:
Forward Currency Exchange Contracts	Receivables	$56,625
Total		$56,625

	Liability Derivatives
	Statements of Assets
Derivatives	and Liabilities Location	Fair Value
Equity Contracts:
Swap Contracts	Payables	$22,736
Futures Contracts	Payables	789,548
Interest Rate Contracts:
Futures Contracts	Payables	77,160
Total		$889,444

HIGHMORE MANAGED VOLATILITY FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2017

Statements of Operations

The effect of derivative instruments on the Statements of Operations for the period ended April 30, 2017:

		Amount of Realized Gain (Loss) on Derivatives

			Forward
	Purchased	Written	Currency
	Option	Option	Exchange	Swap	Futures
Derivatives	Contracts*	Contracts	Contracts	Contracts	Contracts	Total
Equity Contracts	$(544,732)	$49,985	$—	$102,505	$(537,294)	$(929,536)
Foreign Exchange Contracts	—	—	80	—	—	80
Interest Rate Futures Contracts	—	—	—	—	(181,402)	(181,402)
Total	$(544,732)	$49,985	$80	$102,505	$(718,696)	$(1,110,858)

		Change in Unrealized Appreciation (Depreciation) Derivatives

			Forward
	Purchased	Written	Currency
	Option	Option	Exchange	Swap	Futures
Derivatives	Contracts**	Contracts	Contracts	Contracts	Contracts	Total
Equity Contracts	$—	$—	$—	$(22,736)	$(789,548)	$(812,284)
Foreign Exchange Contracts	—	—	56,625	—	—	56,625
Interest Rate Futures Contracts	—	—	—	—	(77,160)	(77,160)
Total	$—	$—	$56,625	$(22,736)	$(866,708)	$(832,819)

*	The amounts disclosed are included in the realized gain (loss) on investments.
**	The amounts disclosed are included in the change in unrealized appreciation (depreciation) on investments.

3.  RELATED PARTY TRANSACTIONS

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 1.80% of the Fund’s average daily net assets.

The Fund’s Adviser has contractually agreed to reduce its management fees and/or absorb expenses of the Fund to ensure that total annual operating expenses after fee waiver and/or expense reimbursement (excluding any acquired fund fees and expenses, taxes, interest, brokerage fees (including commissions, mark-ups and mark-downs), expenses incurred in connection with a merger or reorganization, or extraordinary expenses such as litigation) do not exceed 2.25% of the Fund’s average daily net assets. As of April 30, 2017, the Advisor Class shares were not yet available. Fees waived and reimbursed expenses are subject to possible recoupment from the Fund in future years on a rolling three year basis (i.e. within the three years after the fees have been waived or reimbursed) not to exceed the expense limitation in place at the time such amounts were waived or reimbursed. The Operating Expense Limitation Agreement is intended to be continual in nature and cannot be terminated within one year after the effective date of the Fund’s prospectus and subject thereafter to termination at any time upon 60 days written notice and approval by the Trust’s Board of Trustees and the Adviser. Waived fees and reimbursed expenses subject to potential recovery by year of expiration are as follows:

Expiration	Amount
4/30/2020	$62,151

HIGHMORE MANAGED VOLATILITY FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2017

Sub-advisory services are provided to the Fund, pursuant to agreements between the Adviser and the below listed sub-advisers. Under the terms of these sub-advisory agreements, the Adviser compensates the sub-adviser based on the portion of the Fund’s average daily net assets which they have been allocated to manage.

FT AlphaParity, LLC
Carmika Partners, LLP
Rosen Capital Advisors, LLC

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. A Trustee of the Trust is an officer of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the period ended April 30, 2017, are disclosed in the Statement of Operations. Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator. A Trustee of the Trust is an interested person of the Distributor.

4.  TAX FOOTNOTE

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required. As of and during the period ended April 30, 2017, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority and did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. The Fund is subject to examination by taxing authorities for the tax periods since the commencement of operations.

At April 30, 2017, the components of accumulated earnings (losses) on a tax basis were as follows:

Cost of investments*	$51,746,125
Gross unrealized appreciation	—
Gross unrealized depreciation	—
Net unrealized appreciation	$—

*	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to partnership adjustments, wash sales, straddles, and constructive sales.

Distributions to Shareholders – The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net

HIGHMORE MANAGED VOLATILITY FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2017

investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

There were no distributions made by the Fund during the period ended April 30, 2017.

5.  DISTRIBUTION & SHAREHOLDER SERVICING FEES

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act under which the Fund pays the Distributor an amount which is accrued daily and paid quarterly, at an annual rate of up to 0.25% of the average daily net assets of the Advisor Class shares of the Fund. Amounts paid under the Plan are paid to the Distributor to compensate it for costs of the services it provides to Advisor Class shares of the Fund and the expenses it bears in the distribution of the Fund’s Advisor Class shares, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Fund’s Advisor class shares to prospective investors; and preparation, printing and distribution of sales literature and advertising materials.

Under the Plan, the Trustees will be furnished quarterly with information detailing the amount of expenses paid under the Plan and the purposes for which payments were made. The Plan may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons. Continuation of the Plan is considered by such Trustees no less frequently than annually. With the exception of the Distributor and the Advisor, in their capacities as the Fund’s principal underwriter and distribution coordinator, respectively, no interested person has or had a direct or indirect financial interest in the Plan or any related agreement. As of April 30, 2017, Advisor Class shares are not yet available.

In addition, pursuant to a Shareholder Service Plan (the “Shareholder Servicing Plan”) adopted by the Trust on behalf of the Fund, the Advisor is authorized to engage financial institutions, securities dealers and other industry professionals (“Shareholder Servicing Agent”) to provide personal shareholder services relating to the servicing and maintenance of shareholder accounts not otherwise provided to the Fund. Payments made pursuant to the Shareholder Servicing Plan shall not exceed 0.10% of the average daily net asset value of each class of the Fund’s shares.

Payments made under the Shareholder Servicing Plan shall be used to compensate Shareholder Servicing Agents for providing general shareholder liaison services, including, but not limited to: (i) answering inquiries from shareholders regarding account status and history, the manner in which purchases and redemptions of the Fund shares may be effected, and other matters pertaining to the Fund; (ii) assisting shareholders in designating and changing dividend options, account designations and addresses; (iii) arranging for wiring of funds and transmitting and receiving funds in connection with orders to purchase or redeem Fund shares; (iv) verifying and guaranteeing shareholder signatures in connection with orders to purchase or redeem Fund shares; (v) providing such other similar services related to the maintenance of shareholder accounts; and (vi) providing necessary personnel and facilities to conduct the activities described above.

HIGHMORE MANAGED VOLATILITY FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2017

6.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments and short-term options, by the Fund for the period ended April 30, 2017, were as follows:

	Purchases*	Sales*
U.S. Government	$—	$—
Other	$—	$—

*	Investment transactions utilized in the calculation of the Fund’s portfolio turnover as described in the Financial Highlights are shown above.

7.  WRITTEN OPTION CONTRACTS*

The premium amount and the number of written option contracts during the period ended April 30, 2017 were as follows:

	Number of	Premium
	Contracts	Amount
Options outstanding at December 14, 2016**	—	$—
Options written	810	970,323
Options closed	(800)	(968,336)
Options exercised	—	—
Options expired	(10)	(1,987)
Options outstanding at April 30, 2017	—	$—

*	Refer to Note 2 P.
**	Inception date of the Fund.

HIGHMORE MANAGED VOLATILITY FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2017

8.  OFFSETTING ASSETS AND LIABILITIES

The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

		Gross	Net Amounts	Gross Amounts not
	Gross	Amounts	Presented	offset in the Statement
	Amounts of	Offset in the	in the	of Assets and Liabilities
	Recognized	Statement of	Statement		Collateral
	Assets/	Assets and	of Assets	Financial	Received/	Net
	Liabilities	Liabilities	and Liabilities	Instruments	Pledged*	Amount
Assets:
Description
Swap Contracts**	$2,715	$2,715	$—	$—	$—	$—
Forward Currency
Exchange Contracts**	299,089	242,464	56,625	—	—	56,625
Futures Contracts	298,965	298,965	—	—	—	—
	$600,769	$544,144	$56,625	$—	$—	$56,625

Liabilities:
Description
Swap Contracts**	$25,451	$2,715	$22,736	$—	$22,736	$—
Forward Currency
Exchange Contracts**	242,464	242,464	—	—	—	—
Futures Contracts	1,165,673	298,965	866,708	—	866,708
	$1,433,588	$544,144	$889,444	$—	$889,444	$—

*	In some instances, the actual collateral pledged/received may be more than amount shown.
**	Morgan Stanley is the counterparty for all swap contracts and State Street Global Markets is the counterparty for all open forward currency exchange contracts held by the Fund as of April 30, 2017.

9.  SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no subsequent events to report that would have a material impact on the Fund’s financial statements and notes to the financial statements.

HIGHMORE MANAGED VOLATILITY FUND

Additional Information (Unaudited)
April 30, 2017

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Form N-Q is available without charge upon  request by calling 1-844-467-3863.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-844-467-3863. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling 1-844-467-3863, or (2) on the SEC’s website at www.sec.gov.

HIGHMORE MANAGED VOLATILITY FUND

Board Consideration of Investment Advisory Agreement (Unaudited)
April 30, 2017

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Series Portfolios Trust (the “Trust”), including a majority of the members who have no direct or indirect interest in the investment advisory agreement and who are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the investment advisory agreement for any new fund of the Trust. In this regard, at in-person meetings held on July 12, 2016 and October 11, 2016 (collectively, the “Meeting”), the Board reviewed an investment advisory agreement (the “Advisory Agreement”) with Highmore Group Advisors, LLC (“Highmore Group”), along with sub-advisory agreements (each a “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) with AlphaParity, LLC (now known as FT AlphaParity, LLC) (“AlphaParity”), Rosen Capital Advisors, LLC (“Rosen”), and Convexity Partners, LLC (now known as Carmika Partners, LLP) (“Convexity”), for the Highmore Managed Volatility Fund (the “Fund”).

At the Meeting, the Board considered the factors and reached the conclusions described below in selecting Highmore Group and entering into the Advisory Agreement, as well as selecting AlphaParity, Rosen, and Convexity and their respective Sub-Advisory Agreements.  The Independent Trustees were assisted in their evaluation of the Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Highmore Group, AlphaParity, Rosen, and Convexity were guided by a detailed set of requests for information submitted to it by U.S. Bancorp Fund Services, LLC (“USBFS”), the Fund’s administrator, in advance of the Meeting.  In considering and approving the Agreements the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously determined that the compensation payable to each of Highmore Group, AlphaParity, Rosen, and Convexity is reasonable. The following summarizes several, but not necessarily the entirety of, important factors considered by the Board in reaching its determination.

Nature, Extent and Quality of Services

The Board received and considered various information regarding the nature, extent and quality of services to be provided to the Fund by Highmore Group under the Advisory Agreement, and AlphaParity, Rosen, and Convexity under each firm’s respective Sub-Advisory Agreement. This information included, among other things, the qualifications, background, tenure and responsibilities of each portfolio manager who will be primarily responsible for the day-to-day portfolio management of their respective portion of Fund’s assets. It also included information about each firm’s plans with respect to the investment process and portfolio strategy for its respective portion of the Fund’s assets, its approach to security selection and the overall positioning of the respective firm’s portion of the Fund’s portfolio. The Board also met with representatives from Highmore Group, AlphaParity, Rosen, and Convexity.

The Board evaluated the ability of Highmore Group, based on attributes such as its financial condition, resources and reputation, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance program and compliance record of Highmore Group, AlphaParity, Rosen, and Convexity, noting each of Highmore Group, AlphaParity, and Convexity’s compliance programs met all relevant standards and each firm possessed a positive compliance record. However, the Board noted deficiencies in Rosen’s compliance program as presented at the Meeting and conditioned its approval of Rosen upon an affirmation from USBFS’s compliance group and Highmore’s chief compliance officer that Rosen’s compliance program no longer maintained such deficiencies.

HIGHMORE MANAGED VOLATILITY FUND

Board Consideration of Investment Advisory Agreement (Unaudited) – Continued
April 30, 2017

Fund Performance and Expenses

The Board acknowledged that the Fund is newly formed and has no performance record. The Board considered simulated performance information from Highmore Group based on the investment strategies proposed for the Fund, including comparisons of such simulated performance to a relevant benchmark index and peer funds selected by Highmore Group. The Board noted that the simulated performance was based on a hypothetical composition of the actual performance of other accounts managed by each Sub-Adviser, whose strategies was substantially similar to those proposed by the Sub-Advisers to be used within the Fund. The Board recognized the inherent limitations of simulated performance information, but noted that it would have the opportunity to review the Fund’s actual performance on an on-going basis and in connection with future reviews of the Agreements.

The Board received and considered information regarding the Fund’s anticipated net operating expense ratios and their various components, including contractual and/or estimated advisory fees, administrative fees, custodian and other non-advisory fees, Rule 12b-1 and non- Rule 12b-1 service fees and fee waiver and expense reimbursement arrangements. The Board also considered these expense ratios in comparison to the mean and median ratios of funds in an expense group (the “Expense Group”) that was derived from information provided by Morningstar, Inc. based on screening criteria applied by USBFS in consultation with Highmore Group. The Board received a description of the methodology and screening criteria used by USBFS to select the mutual funds and share classes in the Expense Group. The Board noted that the Fund’s net operating expense ratios were higher than the mean and median ratios of the Fund’s Expense Group.

The Board did not consider the Fund’s anticipated net operating expense ratios in regard to the Sub-Advisory Agreements since the fees involved in the expense ratios were evaluated at the Fund level.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the expense structure of the Fund supported the approval of the Advisory Agreement.

Investment Advisory Fee Rate

The Board reviewed and considered the contractual investment advisory fee rate that would be payable by the Fund to Highmore Group for investment advisory services (the “Advisory Agreement Rate”). Among other information reviewed by the Board was a comparison of the Advisory Agreement Rate of the Fund with those of other funds in the Expense Group. The Board noted that the Advisory Agreement Rate of the Fund was higher than the mean and median rates for the Expense Group. The Board considered that Highmore may add additional sub-advisers to manage a portion of the Fund’s net assets and that the higher Advisory Agreement Rate would allow additional sub-advisers to be added.

The Board received and evaluated information about the nature and extent of responsibilities and duties that would be assumed by Highmore Group. The Board also requested information about the nature and extent of services offered and fee rates charged by Highmore Group to other types of clients and was informed that Highmore Group currently manages no other accounts; the Board did, however, consider information provided by Highmore Group regarding how the management of other accounts could affect the services provided by Highmore Group to the Fund.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Advisory Agreement Rate was reasonable in light of the services to be covered by the Advisory Agreement.

HIGHMORE MANAGED VOLATILITY FUND

Board Consideration of Investment Advisory Agreement (Unaudited) – Continued
April 30, 2017

Investment Sub-Advisory Fee Rates

The Board also reviewed each of the individual investment sub-advisory rates payable by Highmore Group to each of the Sub-Advisors for investment sub-advisory services (each a “Sub- Advisory Agreement Rate”). The Board considered that Highmore Group would be responsible for paying each out of the Advisory Agreement Rate paid to it by the Fund. Given the complexity of the strategies proposed by AlphaParity, Rosen, and Convexity; the nature and extent of responsibilities and duties assumed by each; and the reasonableness of the Advisory Agreement Rate (of which each Sub-Advisory Agreement Rate was a fundamental part), along with its consideration of other factors and information the Board deemed relevant, the Board determined that the Sub-Advisory Agreement Rates were reasonable.

Profitability

The Board acknowledged that there is no actual information about an adviser’s profitability earned from a new fund. The Board noted that it would have an opportunity to review profitability earned from the Fund in the context of future contract renewals.

Economies of Scale

With respect to possible economies of scale, the Board considered that the Fund had not yet commenced operations and that Highmore Group did not present the Board with information regarding the extent to which the economies of scale were expected to be realized as the assets of the Fund grow. The Board also considered that the proposed fee waiver and expense reimbursement arrangements are a means of sharing potential economies of scale with the Fund. The Board acknowledged the inherent limitations of any analysis of potential economies of scale and noted that it would have an opportunity to consider economies of scale in the context of future contract renewals.

The Board did not consider economies of scale for each of AlphaParity, Rosen, and Convexity, as the economies of scale would be generated by the rising level of assets in the Fund as a whole or other Fund-level policies that would be under Highmore Group’s responsibility.

Other Benefits

Other Benefits to Highmore Group

The Board received and considered information regarding potential “fall-out” or ancillary benefits to Highmore Group, as a result of its relationship with the Fund. Ancillary benefits could include, among others, benefits attributable to research credits generated by Fund portfolio transactions, though at this time Highmore Group anticipated receiving no such benefits because most, if not all, of the Fund’s trading will likely be done by the Fund’s sub-advisers. Ancillary benefits could also include benefits potentially derived from an increase in Highmore Group’s business as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products and services offered by Highmore Group, or to operate other products and services that follow investment strategies similar to those of the Fund).

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits that may be received by Highmore Group were unreasonable.

Other Benefits to AlphaParity

The Board also received and considered information regarding potential “fall-out” or ancillary benefits to AlphaParity, as a result of its relationship with the Fund. Ancillary benefits for AlphaParity might entail research credits received from brokers resulting from Fund portfolio transactions, though AlphaParity has yet to enter into

HIGHMORE MANAGED VOLATILITY FUND

Board Consideration of Investment Advisory Agreement (Unaudited) – Continued
April 30, 2017

any soft dollar agreements. Materials provided to the Board from AlphaParity expressed that ancillary benefits could result from a greater allocation of assets under AlphaParity’s management, potentially allowing the sub- adviser to leverage its increased trade volume to negotiate more favorable futures execution rates for all its clients. Ancillary benefits could also include benefits potentially derived from an increase in AlphaParity’s business as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products and services offered by AlphaParity, or to operate other products and services that follow investment strategies similar to those of the Fund).

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits that may be received by AlphaParity were unreasonable.

Other Benefits to Rosen

The Board received and considered information regarding how Rosen might derive “fall- out” or ancillary benefits from its relationship with the Fund. Ancillary benefits could include, among others, benefits attributable to research credits generated by Fund portfolio transactions, though Rosen had not previously entered into any soft dollar agreements and had no intentions of doing so in the future. Ancillary benefits could also include benefits potentially derived from an increase in Rosen’s business as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products and services offered by Rosen, or to operate  other products and services that follow investment strategies similar to those of the Fund). Materials provided to the Board from Rosen expressed the sub-adviser’s belief that Rosen would not receive fall-out benefits of any kind resulting from its management of a portion of the Fund.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits that may be received by Rosen were unreasonable.

Other Benefits to Convexity

Finally, the Board received and considered information regarding potential “fall-out” or ancillary benefits to Convexity, as a result of its relationship with the Fund. Though the sub- adviser may at some point engage brokers in soft dollar agreements, the Board noted that Convexity does not currently maintain any. Ancillary benefits could also include benefits potentially derived from an increase in Convexity’s business as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products and services offered by Convexity, or to operate other products and services that follow investment strategies similar to those of the Fund).

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits that may be received by Convexity were unreasonable.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved entering into the Advisory Agreement and Sub-Advisory Agreements each for an initial two-year term.

HIGHMORE MANAGED VOLATILITY FUND

Privacy Notice (Unaudited)

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and/or
•	Information about your transactions with us or others

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

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INVESTMENT ADVISER
Highmore Group Advisors, LLC
120 Fifth Avenue, 6th Floor
New York, NY 10011

DISTRIBUTOR
Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank National Association Custody Operations
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Goodwin Procter LLP 901
New York Avenue NW
Washington, DC 20001

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-844-467-3863.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Series Portfolios Trust

By (Signature and Title)*  /s/ John Hedrick
   John Hedrick, President

Date  6/29/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ John Hedrick
   John Hedrick, President

Date  6/29/2017

By (Signature and Title)*   /s/ David Cox
    David Cox, Treasurer

Date  6/29/2017

* Print the name and title of each signing officer under his or her signature.